Schedule of amount of revenue contract liabilities (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Contract Assetsliabilities
Amounts included in contract liabilities at the beginning of the year	$ 445,662	$ 581,767	$ 1,079,387
Performance obligations satisfied in previous years			$ 47,081